Convertible Notes	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Convertible Notes [Abstract]
Convertible Notes

Note 7 — Convertible Notes

Convertible Debentures

On August 9, 2022, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with YA II PN, Ltd. (“Yorkville”) for the issuance of convertible debentures, convertible into shares of Common Stock subject to certain conditions and limitations, in the principal amount of up to $35 million (the “Convertible Debentures”). On August 11, 2022, pursuant to the Securities Purchase Agreement, the Company sold and issued a Convertible Debenture to Yorkville in the principal amount of $20.0 million. On September 21, 2022, pursuant to the Securities Purchase Agreement, the Company sold and issued an additional Convertible Debenture to Yorkville in the principal amount of $15.0 million. Yorkville will use commercially reasonable efforts to convert $2.0 million during each 30-day period beginning on September 9, 2022, provided that certain conditions are satisfied as of each such period.

The Convertible Debentures bear interest at an annual rate of 6%, payable at maturity, and have a maturity date of November 11, 2023, which the Company may extend by an additional three months in certain instances. The interest rate will increase to an annual rate of (i) 10% upon the occurrence and during the continuance of an event of default, and (ii) 7.5% for so long as “Registration Event” (as defined in the Convertible Debentures) remains in effect in accordance with the Registration Rights Agreement (described below). The Convertible Debentures provide a conversion right, in which any portion of the principal amount of the debt, together with any accrued but unpaid interest, may be converted into the Common Stock at a conversion price equal to the lower of (i) $2.4733 or (ii) 97% of the lowest daily volume weighted average price (“VWAP”) of the Common Stock during the three consecutive trading days immediately preceding the conversion (but not lower than a certain floor price (“Floor Price”) that is subject to further adjustment in accordance with the terms of the Convertible Debentures). The Floor Price was $0.59 as of March 31, 2023.

The Convertible Debentures may not be converted into shares of Common Stock to the extent such conversion would result in Yorkville and its affiliates having beneficial ownership of more than 9.99% of the then outstanding shares of Common Stock; provided that this limitation may be waived by the investor upon not less than 65 days’ prior notice to the Company.

The Convertible Debentures provide the Company, subject to certain conditions, with a redemption right pursuant to which the Company, upon 10 business days’ prior notice to Yorkville, may redeem, in whole or in part, any of the outstanding principal and interest thereon at a redemption price equal to (i) the principal amount being redeemed, (ii) all accrued and unpaid interest under the applicable Convertible Debenture, and (iii) a redemption premium of 5% of the principal amount being redeemed.

The Convertible Debentures include a monthly prepayment provision that is triggered if (i) the daily VWAP of the Company’s Common Stock is less than the Floor Price for 5 consecutive trading days or (ii) the Company has issued pursuant to the Convertible Debentures in excess of 95% of the Common Stock available under the Exchange Cap, as defined in the Convertible Debentures. If this provision is triggered, the Company is required to make monthly payments, beginning on the 10th calendar day after the triggering date, of up to $4.0 million of principal (subject to a redemption premium of 5%) plus accrued and unpaid interest, subject to certain conditions (“Prepayments”). The monthly Prepayment requirement will cease if (i) the Company provides Yorkville a reset notice reducing the Floor Price, limited to no more than 85% of closing price on the trading day immediately prior to the notice and not less than $0.50 or (ii) the daily VWAP is greater than the Floor Price for 3 consecutive trading days. In the event the monthly Prepayment provision was triggered by the issuance in excess of 95% of the Common Stock available under the Exchange Cap, the monthly Prepayment requirement will cease on the date the Company has obtained stockholder approval to increase the number of shares of Common Stock available under the Exchange Cap and/or the Exchange Cap no longer applies. The monthly Prepayment requirement will cease upon the payment in full of all obligations under the Convertible Debentures. Three Prepayments, which included $9.0 million of principal payments, $0.5 million payment of redemption premiums and $1.0 million payment of accrued interest, were made during the three months ended March 31, 2023.

The Company and Yorkville entered into a registration rights agreement (the “Registration Rights Agreement”) pursuant to which the Company is required to file a registration statement registering the resale by Yorkville of any shares of the Company’s Common Stock issuable upon conversion of the Convertible Debentures. The Company filed the registration statement on September 8, 2022 and received notice of effectiveness on September 19, 2022.

The derivative features of the Convertible Debentures are carried on the Company’s consolidated balance sheet at fair value of $0.5 million and $0.4 million in Derivative liabilities as of March 31, 2023 and December 31, 2022, respectively. For the three months ended March 31, 2023, the Company recorded a loss on the change in fair value of derivative liabilities of $0.1 million. The derivative liabilities associated with the Convertible Debentures will remain in effect until such time as the underlying convertible notes are exercised or terminated (see Note 10 — Derivative Instruments). The Company classified the Convertible Debentures and associated derivative liabilities as current liabilities given a maturity date of less than one year.

The Company received proceeds, net of a 2% original issuance discount, of $34.3 million from Yorkville. Debt issuance costs of $0.3 million were recorded at inception of the Convertible Debentures. Debt discount and issuance costs are amortized through the maturity date of the debenture using the effective interest rate method.

The Convertible Debentures will not be included in the computation of either basic or diluted EPS for the three months ended March 31, 2023 in Note 16 — Net Loss per Share. This financial instrument is not included in basic EPS because it does not represent participating securities. Further, the Convertible Debentures are not included in diluted EPS because the Company reported a net loss from continuing operations for the three months ended March 31, 2023; thus, including these financial instruments would have an antidilutive effect on EPS.

As of March 31, 2023 and December 31, 2022, the Company had a principal balance of $24.0 million outstanding, net of unamortized debt discounts and issuance costs of $4.4 million and $33.0 million outstanding, net of unamortized debt discounts and issuance costs of $6.2 million, respectively. Amortization of debt discounts and issuance costs, recorded in other income (expense), net, for the three months ended March 31, 2023 totaled $1.8 million. The Company recorded interest expense of $0.4 million in other income (expense), net related to the Convertible Debentures during the three months ended March 31, 2023.

Convertible Promissory Note

On August 9, 2022, the Company entered into a note purchase agreement (the “Note Purchase Agreement”) with Aljomaih Automotive Co. (“Aljomaih”) under which the Company agreed to sell and issue to Aljomaih a convertible promissory note with a principal amount of $20.0 million. On August 11, 2022, pursuant to the Note Purchase Agreement, the Company sold and issued $20.0 million in principal amount of a convertible promissory note (the “Original Note”) to Aljomaih. On September 28, 2022, the Company and Aljomaih agreed to amend and restate the Original Note (as amended and restated, the “Note”) to, among other things, adjust the calculation of the shares of the Company’s Common Stock issuable as interest, as described further below.

The Note bears interest at a rate of 10.0% per annum, payable at maturity in validly issued, fully paid and non-assessable shares of Common Stock (“Interest Shares”), unless earlier converted or paid. The Note matures on August 11, 2025. If the 10-day VWAP ending on the trading day immediately prior to the applicable payment date is greater than or equal to the Nasdaq Minimum Price (as defined in the Note) or the Company has received the requisite approval from its stockholders, the number of Interest Shares to be issued will be calculated based on the 10-day; otherwise, the number of Interest Shares to be issued will be based on the Nasdaq Minimum Price. The conversion price for the Note will initially be equal to $2.3817 per share, subject to adjustment in some events pursuant to the terms of the Note. The Company will have the right, in its sole discretion and exercisable at its election by sending notice of such exercise to Aljomaih, to irrevocably fix the method of settlement that will apply to all conversions of Notes. Methods of settlement include (i) physical settlement in shares of Common Stock, (ii) cash settlement determined by multiplying the principal being converted by the 10-day VWAP ending on the trading day immediately prior to the conversion date and dividing by the conversion price, or (iii) a combination of Common Stock and cash.

The Note may not be converted into shares of Common Stock and Interest Shares may not be issued to the extent (i) such conversion or issuance would result in the investor having beneficial ownership of more than 19.99% of the then outstanding shares of the Company’s Common Stock or (ii) the aggregate number of shares issued would exceed the Authorized Share Cap (as defined in the Note).

The Note also includes an optional redemption feature that provides the Company, on or after August 11, 2024, or as otherwise agreed to between the Company and Aljomaih in writing, the right to redeem the outstanding principal and accrued and unpaid interest, upon written notice not less than 5 trading days prior to exercise of the option, in full or in part and without penalty.

The Company accounts for the Note in accordance with the guidance contained in ASC 815-40, Derivatives and Hedging-Contracts in Entity’s Own Equity, under which the Note was analyzed for the identification of material embedded features that meet the criteria for equity treatment and/or bifurcation and must be recorded as a liability. The Company classified the Note as a non-current liability given a maturity date of greater than one year.

The Company received proceeds of $20.0 million from Aljomaih. Debt issuance costs of $0.1 million were recorded at inception of the Note. Debt issuance costs are amortized through the maturity date of the Note using the effective interest rate method.

The Note will not be included in the computation of either basic or diluted EPS for the three months ended March 31, 2023 in Note 16 — Net Loss per Share. This financial instrument is not included in basic EPS because it does not represent participating securities. Further, the Note is not included in diluted EPS because the Company reported a net loss from continuing operations for the three months ended March 31, 2023; thus, including these financial instruments would have an antidilutive effect on EPS.

As of March 31, 2023 and December 31, 2022, the Company had a principal balance of $20.0 million outstanding, net of unamortized debt and issuance costs of $0.1 million and $20.0 million outstanding, net of unamortized debt and issuance costs $0.1 million, respectively. Amortization of debt issuance costs, recorded in other income (expense), net, for the three months ended March 31, 2023 was immaterial. The Company recorded interest expense of $0.5 million in other income (expense), net related to the Note during the three months ended March 31, 2023.

Note 8 – Convertible Notes

Convertible Debentures

On August 9, 2022, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with YA II PN, Ltd. (“Yorkville”) for the issuance of convertible debentures, convertible into shares of Common Stock subject to certain conditions and limitations, in the principal amount of up to $35 million (the “Convertible Debentures”). On August 11, 2022, pursuant to the Securities Purchase Agreement, the Company sold and issued a Convertible Debenture to Yorkville in the principal amount of $20.0 million. On September 21, 2022, pursuant to the Securities Purchase Agreement, the Company sold and issued an additional Convertible Debenture to Yorkville in the principal amount of $15.0 million. Yorkville will use commercially reasonable efforts to convert $2.0 million during each 30-day period beginning on September 9, 2022, provided that certain conditions are satisfied as of each such period.

The Convertible Debentures bear interest at an annual rate of 6%, payable at maturity, and have a maturity date of November 11, 2023, which the Company may extend by an additional three months in certain instances. The interest rate will increase to an annual rate of (i) 10% upon the occurrence and during the continuance of an event of default, and (ii) 7.5% for so long as “Registration Event” (as defined in the Convertible Debentures) remains in effect in accordance with the Registration Rights Agreement (described below). The Convertible Debentures provide a conversion right, in which any portion of the principal amount of the debt, together with any accrued but unpaid interest, may be converted into the Common Stock at a conversion price equal to the lower of (i) $2.4733 or (ii) 97% of the lowest daily volume weighted average price (“VWAP”) of the Common Stock during the three consecutive trading days immediately preceding the conversion (but not lower than a certain floor price (“Floor Price”) that is subject to further adjustment in accordance with the terms of the Convertible Debentures). The Floor Price was $0.96 as of December 31, 2022.

The Convertible Debentures may not be converted into shares of Common Stock to the extent such conversion would result in Yorkville and its affiliates having beneficial ownership of more than 9.99% of the then outstanding shares of Common Stock; provided that this limitation may be waived by the investor upon not less than 65 days’ prior notice to the Company.

The Convertible Debentures provide the Company, subject to certain conditions, with a redemption right pursuant to which the Company, upon 10 business days’ prior notice to Yorkville, may redeem, in whole or in part, any of the outstanding principal and interest thereon at a redemption price equal to (i) the principal amount being redeemed, (ii) all accrued and unpaid interest under the applicable Convertible Debenture, and (iii) a redemption premium of 5% of the principal amount being redeemed.

The Convertible Debentures include a monthly prepayment provision that is triggered if (i) the daily VWAP of the Company’s Common Stock is less than the Floor Price for 5 consecutive trading days or (ii) the Company has issued pursuant to the Convertible Debentures in excess of 95% of the Common Stock available under the Exchange Cap, as defined in the Convertible Debentures. If this provision is triggered, the Company is required to make monthly payments, beginning on the 10th calendar day after the triggering date, of up to $4.0 million of principal (subject to a redemption premium of 5%) plus accrued and unpaid interest, subject to certain conditions (“Prepayments”). The monthly Prepayment requirement will cease if (i) the Company provides Yorkville a reset notice reducing the Floor Price, limited to no more than 85% of closing price on the trading day immediately prior to the notice and not less than $0.50 or (ii) the daily VWAP is greater than the Floor Price for 3 consecutive trading days. In the event the monthly Prepayment provision was triggered by the issuance in excess of 95% of the Common Stock available under the Exchange Cap, the monthly Prepayment requirement will cease on the date the Company has obtained stockholder approval to increase the number of shares of Common Stock available under the Exchange Cap and/or the Exchange Cap no longer applies. The monthly Prepayment requirement will cease upon the payment in full of all obligations under the Convertible Debentures. No Prepayments were made during the year ended December 31, 2022.

The Company and Yorkville entered into a registration rights agreement (the “Registration Rights Agreement”) pursuant to which the Company is required to file a registration statement registering the resale by Yorkville of any shares of the Company’s Common Stock issuable upon conversion of the Convertible Debentures. The Company filed the registration statement on September 8, 2022 and received notice of effectiveness on September 19, 2022.

The derivative features of the Convertible Debentures are carried on the Company’s consolidated balance sheet at fair value of $0.4 million in Derivative liabilities as of December 31, 2022. For the year ended December 31, 2022, the Company recorded a gain on the change in fair value of derivative liabilities of $7.4 million. The derivative liabilities associated with the Convertible Debentures will remain in effect until such time as the underlying convertible notes are exercised or terminated (see Note 12 – Derivative Instruments). The Company classified the Convertible Debentures and associated derivative liabilities as current liabilities given a maturity date of less than one year.

The Company received proceeds, net of a 2% original issuance discount, of $34.3 million from Yorkville. Debt issuance costs of $0.3 million were recorded at inception of the Convertible Debentures. Debt discount and issuance costs are amortized through the maturity date of the debenture using the effective interest rate method.

The Convertible Debentures will not be included in the computation of either basic or diluted EPS for the year ended December 31, 2022 in Note 19 – Net (Loss) Income per Share. This financial instrument is not included in basic EPS because it does not represent participating securities. Further, the Convertible Debentures are not included in diluted EPS because the Company reported a net loss from continuing operations for the year ended December 31, 2022; thus, including these financial instruments would have an antidilutive effect on EPS.

As of December 31, 2022, the Company had a principal balance of $33.0 million outstanding, net of unamortized debt discounts and issuance costs of $6.2 million. Amortization of debt discounts and issuance costs, recorded in other income (expense), net, for the year ended December 31, 2022 totaled $2.6 million. The Company recorded interest expense of $0.7 million in other income (expense), net related to the Convertible Debentures during the year ended December 31, 2022. As of December 31, 2022, Yorkville converted $2.0 million of principal and $0.1 million of accrued and unpaid interest into 2,078,332 shares of Common Stock.

Convertible Promissory Note

On August 9, 2022, the Company entered into a note purchase agreement (the “Note Purchase Agreement”) with Aljomaih Automotive Co. (“Aljomaih”) under which the Company agreed to sell and issue to Aljomaih a convertible promissory note with a principal amount of $20.0 million. On August 11, 2022, pursuant to the Note Purchase Agreement, the Company sold and issued $20.0 million in principal amount of a convertible promissory note (the “Original Note”) to Aljomaih. On September 28, 2022, the Company and Aljomaih agreed to amend and restate the Original Note (as amended and restated, the “Note”) to, among other things, adjust the calculation of the shares of the Company’s Common Stock issuable as interest, as described further below. The Note Purchase Agreement includes an option to issue and sell additional convertible notes in a principal amount of up to an additional $20.0 million, upon the mutual consent of both parties by November 30, 2022, on terms and conditions to be negotiated in good faith.

The Note bears interest at a rate of 10.0% per annum, payable at maturity in validly issued, fully paid and non-assessable shares of Common Stock (“Interest Shares”), unless earlier converted or paid. If the 10-day VWAP ending on the trading day immediately prior to the applicable payment date is greater than or equal to the Nasdaq Minimum Price (as defined in the Note) or the Company has received the requisite approval from its stockholders, the number of Interest Shares to be issued will be calculated based on the 10-day; otherwise, the number of Interest Shares to be issued will be based on the Nasdaq Minimum Price. The conversion price for the Note will initially be equal to $2.3817 per share, subject to adjustment in some events pursuant to the terms of the Note. The Company will have the right, in its sole discretion and exercisable at its election by sending notice of such exercise to Aljomaih, to irrevocably fix the method of settlement that will apply to all conversions of Notes. Methods of settlement include (i) physical settlement in shares of Common Stock, (ii) cash settlement determined by multiplying the principal being converted by the 10-day VWAP ending on the trading day immediately prior to the conversion date and dividing by the conversion price, or (iii) a combination of Common Stock and cash.

The Note may not be converted into shares of Common Stock and Interest Shares may not be issued to the extent (i) such conversion or issuance would result in the investor having beneficial ownership of more than 19.99% of the then outstanding shares of the Company’s Common Stock or (ii) the aggregate number of shares issued would exceed the Authorized Share Cap (as defined in the Note).

The Note also includes an optional redemption feature that provides the Company, on or after August 11, 2024, or as otherwise agreed to between the Company and Aljomaih in writing, the right to redeem the outstanding principal and accrued and unpaid interest, upon written notice not less than 5 trading days prior to exercise of the option, in full or in part and without penalty.

The Company accounts for the Note in accordance with the guidance contained in ASC 815-40, Derivatives and Hedging-Contracts in Entity’s Own Equity, under which the Note was analyzed for the identification of material embedded features that meet the criteria for equity treatment and/or bifurcation and must be recorded as a liability. The Company classified the Note as a non-current liability given a maturity date of greater than one year.

The Company received proceeds of $20.0 million from Aljomaih. Debt issuance costs of $0.1 million were recorded at inception of the Note. Debt issuance costs are amortized through the maturity date of the Note using the effective interest rate method.

The Note will not be included in the computation of either basic or diluted EPS for the year ended December 31, 2022 in Note 19 – Net (Loss) Income per Share. This financial instrument is not included in basic EPS because it does not represent participating securities. Further, the Note is not included in diluted EPS because the Company reported a net loss from continuing operations for the year ended December 31, 2022; thus, including these financial instruments would have an antidilutive effect on EPS.

As of December 31, 2022, the Company had a principal balance of $20.0 million outstanding, net of unamortized debt and issuance costs of $0.1 million. Amortization of debt issuance costs, recorded in other income (expense), net, for the year ended December 31, 2022 was immaterial. The Company recorded accrued interest expense of $0.8 million in other income (expense), net related to the Note as of December 31, 2022.

Legacy Xos Convertible Notes

Between 2016 through 2020, Legacy Xos issued approximately $21.5 million of convertible notes, with maturities ranging from ten years to less than one year at issuance. The convertible notes were to be automatically converted upon Legacy Xos obtaining additional equity financing, or in some cases, a change in control. Proceeds from the converted note issuances were primarily used to fund Legacy Xos’ operations during these periods. As of March 31, 2021, Legacy Xos converted all $21.5 million of convertible notes to Legacy Xos’ Preferred Stock, which was converted to Common Stock upon merger consummation.

All of the converted notes bore simple interest at a rate of 8.0%. Interest on the notes was accumulated until the earlier of maturity or a transaction that triggered exercise of the conversion feature. All of the notes were unsecured and had varying maturity dates, as described below.

For disclosure purposes, management has divided the convertible notes into three groups: Group 1 Converted Notes, Group 2 Converted Notes, and a Group 3 Converted Note.

Group 1 Converted Notes

Group 1 Converted Notes consisted of notes with an aggregated issue amount of $6.4 million, with ten years maturities ranging from December 2026 to July 2029, and that provide for two distinct resolutions: (a) payment of principal and accrued interest in cash at maturity, or (b) conversion to a form of equity interest in Legacy Xos at the lesser of (i) eighty percent (80%) to ninety percent (90%) of the per share price of the equity issued in the qualified financing or (ii) a valuation cap divided by a fully diluted capitalization. Principal and accrued interest is payable at the maturity date. The valuation cap ranges from $10,000 to $200,000 and varies by issuance.

The conversion at a discount to the subsequent qualified financing was evaluated as an embedded put feature requiring bifurcation as a separately recorded derivative liability instrument. The conversion based upon the stated valuation cap and fully diluted capitalization was evaluated as a conversion feature and did not require bifurcation as an embedded derivative. This conversion feature had zero intrinsic value on the commitment date. The bifurcated derivative feature of the Group 1 Converted Notes was recorded as a debt discount which is amortized to interest expense over the life of the respective converted note. The Company incurred debt discounts totaling $489,000 related to the conversion feature. The unamortized debt discounts at conversion, equaled $1.2 million at conversion and were eliminated upon conversion in accordance with ASC 470.

Group 2 Converted Notes

Group 2 Converted Notes consisted of notes with an aggregated issue amount of $14.1 million, with varying maturities ranging from March 2021 to August 2030, and of varying issuance dates that provide for four distinct resolutions: (a) payment of principal and accrued interest in cash at maturity, (b) conversion to a form of equity interest in Legacy Xos issued in a subsequent qualified financing at the lesser of (i) eighty percent (80%) to ninety percent (90%) of the per share price of the equity issued in the qualified financing or (ii) a valuation cap of $60,000,000 divided by the fully diluted capitalization, or (c) following certain corporate transactions, including a change in control a settlement in cash at an amount equal to the accrued interest plus three times the principal balance of the note or converted into Common Stock at a price per share equal to a valuation cap of $60,000,000 divided by the fully diluted capitalization, or (d) optionally converted into Common Stock at maturity at a per share price obtained by dividing $30,000,000 valuation cap by the fully diluted capitalization. Principal and accrued interest is payable on the maturity date. The conversion at a discount to the subsequent qualified financing, and the cash settlement following certain corporate transactions, were evaluated as embedded put features requiring bifurcation as a separately recorded derivative instruments. The conversion based upon the stated valuation cap and fully diluted capitalization was evaluated as a conversion feature and did not require bifurcation as an embedded derivative. This conversion feature had zero intrinsic value on the commitment date. The fair value of the bifurcated derivatives of the Group 2 Converted Notes was recorded as a debt discount which is amortized to interest expense over the life of the respective converted note. The Company incurred debt discounts totaling $5.2 million. The unamortized debt discounts at conversion, equaled $4.0 million and were eliminated upon conversion in accordance with ASC 470.

Group 3 Converted Note

The Group 3 Converted Note is a single note with a $1.0 million issue amount in December 2018, maturing in December 2020. This note was converted in the first quarter of fiscal year 2021. The noteholder elected to wait for conversion rather than collect the principal and accrued interest amounts. The Group 3 Converted Note allowed for payment in cash at maturity or, in the event of a conversion event, a conversion of the principal and accrued interest of the note into two percent (2%) of the outstanding equity of the Company after the conversion transaction.

The conversion into 2% of the outstanding equity was evaluated as a conversion feature and did not require bifurcation as an embedded derivative. This conversion feature had zero intrinsic value on the commitment date, accordingly, no discount on the debt issuance was recorded and no discount had been amortized during the periods under presentation. However, during the fourth quarter of 2021, it became evident that all the converted notes were likely to be exercised and it was possible to determine an intrinsic value of the conversion feature. Accordingly, as of December 2020, the Company recognized a discount on the converted note of $645,000 and an offsetting derivative liability in the same amount. Due to the immediacy of conversion, the discount on the Group 3 Converted Note was not amortized.